NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Revenues:
Research and development products	$574,293	$1,072,312
AlloRx Stem Cells to Foreign Third-Party Clinics	893,474	1,174,456
Consulting revenue	25,000	600,000
InfiniVive products	204,414	236,788
Fitore products	66,270	209,737

Total	$1,763,451	$3,293,293

SUMMARY OF DEFERRED REVENUES

The table below summarizes Deferred Revenues as of October 31, 2023:

	October 31, 2022	Other Project Income Recognized	Net Revenue Deferred	October 31, 2023
Deferred Revenue	$650,000	$(191,746)	$67,133	$525,387
Total	$650,000	$(191,746)	$67,133	$525,387

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE

	October 31, 2023	October 31, 2022

Stock options outstanding	1,112,923	1,124,076
Shares to be issued in connection with exercise of warrants	444,454	523,302
2021 Series Convertible Notes Payable - Related Party – common shares	18,462	18,462
2022 Series Convertible Notes Payable - common shares	7,692	7,692
2023 Series Convertible Notes Payable – Stock Settlement	13,102	-
2023 Series Convertible Notes Payable – Stock Settled - warrants issuable	3,076	-
2023 Series B Convertible Notes Payable - Stock Settled	41,487	-
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	39,881	-
Total	1,681,077	1,673,532

SCHEDULE OF INVENTORIES

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2023	October 31, 2022

Raw materials	$18,856	$112,023
Finished goods	151,896	168,115
Total inventory	$170,752	$280,138